VIRTUS TAX-EXEMPT BOND FUND
Virtus Tax-Exempt Bond Fund
Investment Objective
The fund has an investment objective of providing a high level of current income that is exempt from federal income tax.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 64 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 43 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS TAX-EXEMPT BOND FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS TAX-EXEMPT BOND FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fees		none	none	0.05%
Remainder of Other Expenses		0.28%	0.28%	0.28%
Total Other Expenses		0.28%	0.28%	0.33%
Total Annual Fund Operating Expenses	[1]	0.98%	1.73%	0.78%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	372	579	802	1,443
Class C	276	545	939	2,041
Class I	80	249	433	966

Expense Example, No Redemption VIRTUS TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	372	579	802	1,443
Class C	176	545	939	2,041
Class I	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund seeks to generate high current income exempt from federal income tax by investing in a diversified portfolio of municipal bonds with varying maturities. The fund employs an interest rate strategy designed to help manage the downside risk of rate movements on its portfolio. This is backed by extensive analysis designed to help maintain a high quality portfolio. Under normal circumstances, the fund invests at least 80% of its assets in tax-exempt bonds, generally municipal bonds with varying maturities.

Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
>	Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
>	Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>	Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund’s investments to decrease in value.
>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher rate of return than taxable securities.
>	Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q3/2009: 10.03%	Worst Quarter: Q3/2008: -5.64%	Year-to-date (3/31/12): 2.53%

Average Annual Total Returns (for the periods ended 12/31/11)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS TAX-EXEMPT BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	11.36%	5.65%	5.62%
Class I Return After Taxes on Distributions	11.35%	5.62%	5.51%
Class I Return After Taxes on Distributions and Sale of Fund Shares	8.86%	5.43%	5.43%
Class A	7.93%	4.78%	5.06%
Class C	10.15%	4.58%		4.92%	Jun. 26, 2006
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.95%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%	5.61%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The indexes are calculated on a total return basis.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.